Note 8 - Patents and Trademarks, net (Details) - Accumulated Amortization (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Patents and Trademarks, net (Details) - Accumulated Amortization [Line Items]
Accumulated Amortization	$ (1,487)	$ (1,353)
Purchased And Licensed Patent Rights [Member]
Note 8 - Patents and Trademarks, net (Details) - Accumulated Amortization [Line Items]
Accumulated Amortization	(457)	(424)
Internally Developed Patents [Member]
Note 8 - Patents and Trademarks, net (Details) - Accumulated Amortization [Line Items]
Accumulated Amortization	(937)	(847)
Trademarks [Member]
Note 8 - Patents and Trademarks, net (Details) - Accumulated Amortization [Line Items]
Accumulated Amortization	$ (93)	$ (82)